Taxation - Summary of tax relating to components of other comprehensive income or loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
– Cash flow hedge fair value gains	$ 62,000,000	$ 3,000,000	$ (6,000,000)
Tax (charge)/credit on re-measurement gains/(losses) on pension and post-retirement healthcare plans	(305,000,000)	112,000,000	83,000,000
Tax relating to components of other comprehensive income/(loss) for the year	(243,000,000)	115,000,000	77,000,000
Deferred tax credit (charge) included in other comprehensive income	243,000,000	(115,000,000)	(77,000,000)
Current tax charge included in other comprehensive income	$ 0	$ 0	$ 0